Document And Entity Information	12 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Trading Symbol	SNTI
Entity Registrant Name	SENESCO TECHNOLOGIES INC
Entity Central Index Key	0001035354
Entity Filer Category	Smaller Reporting Company